Leases - Lessee: Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Cash Flow Information Related To Lease [Abstract]
Operating Leases, Cash flows from operating activities	¥ 53,584	¥ 52,277	¥ 52,729
Operating Leases, Cash flows from financing activities	0	0	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	49,111	54,161	27,427
Finance Leases, Cash flows from operating activities	101	67	84
Finance Leases, Cash flows from financing activities	481	725	664
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 454	¥ 407	¥ 1,481